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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04386

                            VAN KAMPEN TAX FREE TRUST
               (Exact name of registrant as specified in charter)

             522 Fifth Avenue, New York, New York         10036
            (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/08-6/30/09

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04386
Reporting Period: 07/01/2008 - 06/30/2009
Van Kampen Tax Free Trust









================= VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND ==================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN INSURED TAX FREE INCOME FUND ====================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND ==============

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= VAN KAMPEN MUNICIPAL INCOME FUND =======================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN NEW YORK TAX FREE INCOME FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================== VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND ==================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
 ========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Van Kampen Tax Free Trust


By (Signature and Title)*               /s/ Edward C. Wood III
                                        ----------------------------------------
                                        Edward C. Wood III
                                        President and Principal Executive
                                        Officer -- Office of the Funds

Date August 28, 2009

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* Print the name and title of each signing officer under his or her signature.